Finance Costs - Summary of Finance Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash finance expense
Interest on Syndicated Credit Agreement		$ 4,546	$ 1,746
Interest on Term Debt Facility		2,936	3,478
Other finance costs	$ 40	286	9,202
Interest expense	40	7,768	14,426
Non-cash finance expense (income)
Change in fair value of investment at FVTPL	3,300
Interest on lease liabilities	776
Financial guarantee liability recovery	59
Accretion		1,622	5,511
Amortization of debt issue costs		1,782	1,586
Change in fair value of convertible notes		(7,141)
Other	154	3	3,973
Non-cash finance expense (income)	4,289	(3,734)	11,070
Interest income	(573)	(215)
Interest capitalized relating to CIP			(1,280)
Finance costs	$ 3,756	$ 3,819	$ 24,216